Cost of Revenues - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)
Cost of Revenue [Abstract]
Write-down of inventories and prepayment for vehicle purchase cost	$ 0	$ 0	¥ 1,483	$ 1,483